Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 24,527	£ 20,303
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	334,455	324,223
of which: Carried at fair value [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	43	4
of which: Carried at fair value [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	17,679	11,723
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	17,606	15,805
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	6,921	4,498
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,291	1,741
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 333,164	£ 322,482